Other Accounts Receivable And Prepaid Expenses	12 Months Ended
Dec. 31, 2024
Other Accounts Receivable And Prepaid Expenses [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

NOTE 5:- OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

The following table summarizes the composition of the Company’s other accounts receivable and prepaid expenses:

	December 31,
	2023	2024
Prepaid expenses	$5,606	$6,016
Government authorities	5,289	7,166
Related parties	3,178	2,801
Marketable securities and others	4,760	7,570
	$18,833	$23,553